SUMMARY PROSPECTUS – MAY 1, 2011, AS REVISED OCTOBER 18, 2011 RS Large Cap Alpha Fund

Share Class (Ticker): Class A (GPAFX), Class B (GUPBX), Class C (RCOCX), Class K (RCEKX)	Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/Communications/ProspectusesandAnnualReports.htm. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus and SAI, each dated May 1, 2011, as supplemented October 18, 2011, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2010.

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 113 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	3.00%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A4		Class B		Class C		Class K
Management Fees	0.50%		0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		1.00%		0.65%
Other Expenses	0.21%		0.20%		0.20%		0.18%
Total Annual Fund Operating Expenses[5]	0.96%		1.70%		1.70%		1.33%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
3	Contingent deferred sales load applies for shares sold within one year of purchase.
4	This table does not reflect deductions for expenses that relate to owning Class A shares of RS Large Cap Alpha Fund through a Value Guard variable annuity contract. The Value Guard prospectus provides information about such expenses.
5	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.99%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class B	Class C	Class K	Class A	Class B	Class C	Class K
1 Year	$568	$473	$273	$135	$568	$173	$173	$135
3 Years	$766	$736	$536	$421	$766	$536	$536	$421
5 Years	$981	$1,023	$923	$729	$981	$923	$923	$729
10 Years	$1,597	$1,812	$2,009	$1,601	$1,597	$1,812	$2,009	$1,601

RS LARGE CAP ALPHA FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund’s investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team’s calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a

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RS LARGE CAP ALPHA FUND

security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Park Avenue Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the “Predecessor Fund”). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 17.47% Worst Quarter First Quarter 2001 -20.50%

Average Annual Total Returns (periods ended 12/31/10)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	6/1/72
Return Before Taxes		11.08%	5.64%	0.70%	11.82%
Return After Taxes on Distributions		10.46%	5.30%	0.41%	—
Return After Taxes on Distributions and Sale of Fund Shares		7.20%	4.65%	0.41%	—
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%	N/A	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	9.92%	[2]
Class B Shares	5/1/96	12.75%	5.61%	0.43%	5.31%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%	7.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	6.43%
Class C Shares	8/7/00	14.76%	5.81%	0.19%	-2.16%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%	3.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	0.30%
Class K Shares	5/15/01	16.21%	6.27%	—	2.15%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	—	3.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	—	2.00%
1	No since inception performance returns are shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.
2	Since inception returns for the S&P 500 Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

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RS LARGE CAP ALPHA FUND

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Large Cap Alpha Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA, David J. Kelley, Andrew P. Pilara Jr., Kenneth L. Settles Jr., CFA, and Joseph A. Wolf have each been a member of the Fund’s investment team since 2009.

Purchase and Sale of Fund Shares

Effective November 16, 2011, Class B shares of the Fund will no longer be available for purchase, except for purchases made by automatic reinvestment of distributions and purchases by exchange from existing Class B shareholders.

Investment Minimums	Class A	Class B	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Large Cap Alpha Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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